Accrued Expenses And Other Current Liabilities - Summary of Accrued Liabilities And Other Liabilities Current (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Advance from shareholders	¥ 0	$ 0	¥ 385,575
Accrued outsourcing expenses	385,305	60,463	343,681
Accrued transportation and logistic expenses	43,759	6,867	51,549
VAT and other tax payable	30,081	4,720	15,965
Deposit from suppliers	29,437	4,619	9,965
Interest payable	14,749	2,314	4,386
Accrued advertising expenses	43,916	6,892	9,925
Accrued utilities and other expenses	106,014	16,636	36,692
Total	¥ 653,261	$ 102,511	¥ 857,738